14. Investment properties	12 Months Ended
Dec. 31, 2019
Investment property [abstract]
Investment properties
14.	Investment properties

Investment properties are measured at historical cost, including transaction costs, net of accumulated depreciation and impairment loss, if any. The cost of investment properties acquired in a business combination is determined at fair value, in accordance with IFRS 3 - Business combination.

Investment properties are written off when they are sold or no longer used and no future economic benefit is expected from its use. An investment property is also classified as held for sale when there is an intention and plan to sell. The difference between the net amount obtained from the sale and the carrying amount of the asset is recognized in the statement of operations in the period in which the asset is disposed of.

The investment properties of the Group correspond to commercial areas and lots that are maintained for income generation or future price appreciation.

The fair value of investment properties is measured based on assessments performed by third parties.

	Balance at 2018	Additions	Depreciation	Business combination	Exchange rate changes	Transfers	Balance at 2019

Land	6	2	-	643	11	(6)	656
Buildings	10	10	(4)	2,319	45	5	2,385
Improvements	4	-	-	-	-	(4)	-
Construction in progress	-	-	-	10	-	-	10
Total	20	12	(4)	2,972	56	(5)	3,051

	2019			2018
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	656	-	656	6	-	6
Buildings	2,400	(15)	2,385	20	(10)	10
Improvements	-	-	-	4	-	4
Construction in progress	10	-	10	-	-	-
Total	3,066	(15)	3,051	30	(10)	20

During December 2019, the net result generated by investment properties owned by Éxito and its subsidiaries are as follows:

Lease revenue	31
Operating expenses from investment properties that generate revenue	(4)
Operating expenses from investment properties that do not generate revenue	(12)
Net result generated by investment properties	15

As of December 31, 2019, the fair value of investment properties was substantially reported by Éxito and totaled R$3,047.